Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-03-31	12 Months Ended
Mar. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Mar. 31, 2025
Restatement does not require Recovery	Accordingly, the Company has concluded that an amendment of previously-filed audited and condensed consolidated interim financial statements is not required. However, the Company has determined it is appropriate to correct certain comparative disclosures. Please refer to note 2(j) in the audited consolidated financial statements filed as Exhibit 99.5 to this Annual Report on Form 40-F for additional information. The corrections do not impact net earnings for the fiscal 2025 year and, while they do impact certain metrics used in the Company’s performance-based compensation arrangements, the Company concluded that after giving effect to such impact, the related compensation would not change and therefore no recovery was required under the Company’s executive compensation clawback policy attached to this Form 40-F as Exhibit 97.